RIGHT-OF-USE ASSETS (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Right-of-use assets beginning balance	$ 1,909	$ 954
New leases	1,617	840
Remeasurement of lease		115
End of leases	(700)
Right-of-use assets ending balance	2,826	1,909
Accumulated depreciation beginning balance	842	391
Depreciation	348	451
End of leases	(686)
Accumulated depreciation ending balance	504	842
Net book value as at December 31, 2020	2,322	1,067
Buildings [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets beginning balance	1,297	457
New leases	1,617	840
Remeasurement of lease
End of leases	(252)
Right-of-use assets ending balance	2,662	1,297
Accumulated depreciation beginning balance	386	157
Depreciation	309	229
End of leases	(253)
Accumulated depreciation ending balance	442	386
Net book value as at December 31, 2020	2,220	911
Office equipment [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets beginning balance	339	339
New leases
Remeasurement of lease
End of leases	(339)
Right-of-use assets ending balance		339
Accumulated depreciation beginning balance	321	167
Depreciation	3	154
End of leases	(324)
Accumulated depreciation ending balance		321
Net book value as at December 31, 2020		18
Rolling Stock [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets beginning balance	273	158
New leases
Remeasurement of lease		115
End of leases	(109)
Right-of-use assets ending balance	164	273
Accumulated depreciation beginning balance	135	67
Depreciation	36	68
End of leases	(109)
Accumulated depreciation ending balance	62	135
Net book value as at December 31, 2020	$ 102	$ 138